Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2013	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]
Current assets:
Cash and cash equivalents	$ 1,140,929	$ 1,200,676	$ 1,655
Receivables		106,666	86,136
Prepaid expenses	472,432	7,929
Inventory	65,829
Other current assets	24,243
Total current assets	1,703,433	1,315,271	87,791
Non-current assets:
Property and equipment, net of accumulated depreciation of $-, $12,194 and $-0-, respectively	892,409	735,220	617,924
Land	70,000
Total assets	2,665,842	2,050,491	705,715
Current liabilities:
Accounts payable	373,988	21,099	204,176
Accounts payable to related parties		6,782
Accrued liabilities	110,524	112,909
Convertible debt, net of unamortized discounts of $0, $239,847		175,153
Convertible debt to related parties	200,000	200,000
Total current liabilities	684,512	515,943	204,176
Stockholders' Equity:
Common stock, $0.001 par value, 843,750,000, 843,750,000 and 100,000 shares authorized, 79,596,654, 70,299,003 and 100,000 shares issued and outstanding, respectively	79,596	70,299	2,564,000
Additional paid-in capital	4,913,021	1,734,170	(2,028,950)
Subscription note receivable	(140,000)
Deficit accumulated during the development stage	(2,771,406)	(596,731)	(35,118)
Accumulated other comprehensive (loss) income	(390,754)	28,312	1,607
Total Petrosonic Energy, Inc. stockholders' equity	1,690,457	1,236,050	501,539
Non-controlling interest	290,873	298,498
Total stockholders' equity	1,981,330	1,534,548	501,539
Total liabilities and stockholders' deficit	$ 2,665,842	$ 2,050,491	$ 705,715